TD Auto Finance LLC	Distribution Date: 08-Jun-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	9
Distribution Date	08-Jun-11
Record Date	07-Jun-11

Dates Covered	From and Including	To and Including
Collections Period	01-May-11	31-May-11
Accrual Period	09-May-11	07-Jun-11
30/360 Days	30
Actual/360 Days	30

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	130,027	$1,412,247,324.45
Collections of Installment Principal		49,263,538.63
Collections Attributable to Full Payoffs		28,341,601.82
Principal Amount of Repurchases		42,275.76
Principal Amount of Gross Losses		3,881,416.96

Pool Balance — End of Period(EOP)	126,176	$1,330,718,491.28

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	63.34%

Ending Overcollateralization(O/C) Amount	$106,457,479.30
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	108.696%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$2,160,952.19	Trigger	Compliance?
Net Credit Loss Percentage	0.686%	8.00%	Yes
Cumulative Net Credit Losses	$14,410,237.19
Cumulative Recovery Ratio	49.684%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$19,955,980.68	1.500%	1,619
61-90 Days Delinquent	1,693,064.61	0.127%	132
91-120 Days Delinquent	556,547.22	0.042%	37
121 Days or More Delinquent	8,983.72	0.001%	1
Repossessions	3,068,533.46	0.231%	217

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$5,327,129.01
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.44336%

	Current Month	Prior Month
Weighted Average A.P.R.	7.289%	7.276%
Weighted Average Remaining Term (months)	29.95	30.79
Weighted Average Seasoning (months)	38.58	37.63

TD Auto Finance LLC	Distribution Date: 08-Jun-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$49,263,538.63
Collections Attributable to Full Payoffs		28,341,601.82
Principal Amount of Repurchases		42,275.76
Recoveries on Loss Accounts		1,720,464.77

Collections of Interest		8,788,991.38
Investment Earnings		508.56
Reserve Account Draw		0.00

Total Sources		$88,157,380.92

Cash Uses
Servicer Fee		$1,176,872.77
Backup Servicer Fee		11,768.73
A Note Interest		648,504.51
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		75,006,526.51
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		10,744,354.37

Total Cash Uses		$88,157,380.92

Administrative Payment
Total Principal and Interest Sources		$88,157,380.92
Investment Earnings in Trust Account		(508.56)
Daily Collections Remitted		(88,156,872.36)
Reserve Account Draw		0.00
Servicer Fee		(1,176,872.77)
Distribution to Class E Noteholders		(10,744,354.37)

Payment Due to/(from) Trust Account		$(11,921,227.14)

O/C Release (Prospectus pg S42)
Pool Balance		$1,330,718,491.28

Total Securities		$1,224,261,011.98

Adjusted O/C Amount		$106,457,479.30

Target Overcollateralization Amount		$106,457,479.30

O/C Release Period?		Yes

O/C Release		$10,744,354.37

Current Net Credit Loss Percentage		0.686%

If Net Credit Loss Percentage is	Required O/C %
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Jun-11 Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	707,267,538.49	632,261,011.98	878.1402944	75,006,526.51	104.1757313	406,678.83	0.5648317
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,299,267,538.49	$1,224,261,011.98		$75,006,526.51		$1,217,858.54

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 30

Manager	02-Jun-11

(248) 427-2557	Date